Long-Term Investments - Summary of Movement of Carrying Value of Equity Investments Accounted Using Measurement Alternative (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Long-Term Investments [Abstract]
Long-term investment at the beginning of the year	¥ 212,700	¥ 212,700	¥ 264,151
Addition			16,700
Disposal	0	0	(67,475)
Impairment	(92,316)
Foreign currency translation adjustments			(676)
Long-term investment at the end of the year	¥ 120,384	¥ 212,700	¥ 212,700